Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment
Property, Plant and Equipment, at Cost	$ 3,894	$ 3,636
Accumulated depreciation	(427)	(276)
Net Property, Plant and Equipment	3,467	3,360	[1]
Gathering
Property, Plant and Equipment
Property, Plant and Equipment, at Cost	1,700	1,507
Processing
Property, Plant and Equipment
Property, Plant and Equipment, at Cost	565	539
Terminalling and Transportation
Property, Plant and Equipment
Property, Plant and Equipment, at Cost	1,629	1,563
Other
Property, Plant and Equipment
Property, Plant and Equipment, at Cost	$ 0	$ 27

[1]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.